RELATED PARTY TRANSACTIONS (Details Narrative)					1 Months Ended													3 Months Ended		6 Months Ended		12 Months Ended
	Aug. 09, 2022 shares	Jun. 15, 2022 USD ($) $ / shares shares	Jun. 15, 2022 USD ($) $ / shares shares	Apr. 05, 2021 USD ($) $ / shares shares	May 31, 2022 USD ($) $ / shares shares	Mar. 31, 2022 USD ($) $ / shares shares	Feb. 28, 2022 shares	Jan. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Sep. 30, 2021 USD ($)	Jul. 31, 2021 USD ($)	Apr. 30, 2021 USD ($) $ / shares shares	Apr. 30, 2021 USD ($) $ / shares shares	Jul. 31, 2020 USD ($) $ / shares shares	May 31, 2020 USD ($)	Feb. 29, 2020 USD ($) shares	Oct. 31, 2017 USD ($) $ / shares shares	Sep. 30, 2022 USD ($) $ / shares shares	Mar. 31, 2022 USD ($) $ / shares	Sep. 30, 2022 USD ($) $ / shares shares	Sep. 30, 2021 USD ($)	Mar. 31, 2022 USD ($) $ / shares shares	Mar. 31, 2021 USD ($) $ / shares shares	Aug. 11, 2022 USD ($)	May 19, 2022 $ / shares	Jan. 30, 2022 $ / shares	Jun. 30, 2020 USD ($)
Related Party Transaction [Line Items]
Investments						$ 5,063,940												$ 1,370,242	$ 5,063,940	$ 1,370,242		$ 5,063,940
Warrants, exercise price | $ / shares						$ 0.20												$ 0.20	$ 0.20	$ 0.20		$ 0.20
Number of shares issued | shares				27,000,000.0								27,000,000.0											38,300,000
Loan outstanding amount																		$ 6,000,000.0		$ 6,000,000.0			$ 1,000,000.0
Principal amount																								$ 10,000,000
Warrants, granted | shares																						250,000,000	10,000,000
Due to Related Parties, Current						$ 125,532												699	$ 125,532	699		$ 125,532
Operating Lease, Liability						596,093												484,376	596,093	484,376		596,093	$ 451,208
Consulting income																		12,498		24,996		33,328
Settlement liabilities						$ 341,919													$ 341,919			$ 341,919	$ 376,921
Common stock, par or stated value per share | $ / shares					$ 0.0001	$ 0.0001												$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001
Rent expense																				$ 2,808
Proceeds from loan															$ 1,000,000.0
APB Revolving Note [Member]
Related Party Transaction [Line Items]
Loan outstanding amount																		$ 6,000,000.0		6,000,000.0
Principal amount																								$ 10,000,000
Debt instrument percentage																								8.00%
Interest receivable																		60,667		60,667
Advancing Promissory Note [Member]
Related Party Transaction [Line Items]
Principal amount		$ 27,000,000.0	$ 27,000,000.0															$ 27,000,000.0		$ 27,000,000.0
Warrants shares | shares		818,181,819	818,181,819															818,181,819		818,181,819
Debt instrument percentage		8.00%	8.00%
Origination fee		$ 270,000	$ 270,000
Convertible Promissory Note [Member]
Related Party Transaction [Line Items]
Principal amount		$ 30,000,000.0	$ 30,000,000.0
Shares issued, price per share | $ / shares		$ 0.22	$ 0.22
Warrants shares | shares		150,000,000	150,000,000
Investment [Member]
Related Party Transaction [Line Items]
Ownership, percentage						20.00%													20.00%			20.00%
Alchemist Holdings LLC [Member]
Related Party Transaction [Line Items]
Settlement liabilities						$ 715,596										$ 2,000,000.0			$ 715,596			$ 715,596					$ 2,000,000.0
Alchemist Holding, LLC [Member]
Related Party Transaction [Line Items]
Number of shares issued | shares																22,700,000
Warrant [Member]
Related Party Transaction [Line Items]
Warrants, granted | shares																							29,200,000
Decentralized Sharing Systems Inc [Member]
Related Party Transaction [Line Items]
Loan outstanding amount				$ 30,000,000.0								$ 30,000,000.0	$ 30,000,000.0
Principal amount				$ 30,000,000.0								$ 30,000,000.0	$ 30,000,000.0
Debt convertible rate				0.20								0.20
Shares issued on conversion of note | shares						150,000,000.0														818,200,000
Rent expenses																				$ 28,090	$ 151,509	$ 155,693	$ 84,918
Decentralized Sharing Systems Inc [Member] | Warrant [Member]
Related Party Transaction [Line Items]
Warrants, exercise price | $ / shares				$ 0.22					$ 0.063			$ 0.22	$ 0.22
Warrants, granted | shares				150,000,000								150,000,000
Alset Title [Member]
Related Party Transaction [Line Items]
Purchased an office building									$ 8,942,640
HWH International, Inc. [Member]
Related Party Transaction [Line Items]
Warrant purchase, additional shares | shares																	333,333
Warrants, exercise price | $ / shares																	$ 0.15
Principal amount																	$ 50,000
Conversion of stock, shares converted | shares	333,333																333,333
Warrants shares | shares																	333,333
Warrants and rights outstanding																	$ 78,636
HWH World Inc [Member]
Related Party Transaction [Line Items]
Due to Related Parties, Current						$ 213,742													213,742			213,742
Operating Lease, Liability						261,835													261,835			261,835
Operating Lease, Expense																						222,092
Impact Biomedical Inc [Member]
Related Party Transaction [Line Items]
Purchase aggregate value																		$ 19,247		36,808		111,414
K Beauty Research Lab. Co., Ltd [Member]
Related Party Transaction [Line Items]
Due to Related Parties						$ 2,300,000													$ 2,300,000			$ 2,300,000
Purchased products																		$ 929		1,572
Alset Title Company, Inc. [Member]
Related Party Transaction [Line Items]
Purchased an office building									$ 8,942,640
American Pacific Bancorp Inc [Member]
Related Party Transaction [Line Items]
Loan outstanding amount		$ 5,700,000	$ 5,700,000
Monthly payaments			$ 43,897																	$ 43,897
Debt instrument percentage		8.00%	8.00%
Proceeds from loan			$ 5,522,829
Common Class A [Member]
Related Party Transaction [Line Items]
Loan origination fee												$ 15,000,000.0	$ 15,000,000.0
Conversion of stock, shares converted | shares																						10,000	1,800,000
Common stock, par or stated value per share | $ / shares						$ 0.0001												$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001
Common Class A [Member] | Advancing Promissory Note [Member]
Related Party Transaction [Line Items]
Shares issued, price per share | $ / shares		$ 0.033	$ 0.033															$ 0.033		$ 0.033
Conversion of stock, shares converted | shares		818,181,819
Common Class A [Member] | Convertible Promissory Note [Member]
Related Party Transaction [Line Items]
Shares issued, price per share | $ / shares		$ 0.22	$ 0.22
Common Class A [Member] | Decentralized Sharing Systems Inc [Member]
Related Party Transaction [Line Items]
Loan origination fee												$ 3,000,000.0	$ 3,000,000.0
Class A Common Stock [Member] | Decentralized Sharing Systems Inc [Member]
Related Party Transaction [Line Items]
Stock issued during period, value, new issues						$ 191,900,000														$ 191,900,000
Stock issued during period shares stock warrants exercised						$ 210,000,000.0														$ 878,200,000
Related-Party Legal Claims [Member] | Alchemist Holding, LLC [Member]
Related Party Transaction [Line Items]
Number of shares issued | shares																15,600,000
Stock Purchase and Share Subscription Agreement [Member]
Related Party Transaction [Line Items]
Number of common stock exchanged | shares									50,000,000.0
Stock Purchase and Share Subscription Agreement [Member] | Decentralized Sharing Systems Inc [Member]
Related Party Transaction [Line Items]
Investments									$ 3,000,000
Warrant purchase, additional shares | shares									50,000,000.0
Warrants, exercise price | $ / shares									$ 0.063
Number of common stock exchanged | shares									50,000,000.0
Shares issued, price per share | $ / shares									$ 0.075
Deemed dividend									$ 2,300,000
Warrants term									5 years
Stock Purchase and Share Subscription Agreement [Member] | Common Class A [Member]
Related Party Transaction [Line Items]
Warrant purchase, additional shares | shares									50,000,000.0
Stock Purchase and Share Subscription Agreement [Member] | Class A Common Stock [Member]
Related Party Transaction [Line Items]
Investments									$ 3,000,000.0
Warrant purchase, additional shares | shares									50,000,000.0					10,000,000.0
Warrants, exercise price | $ / shares														$ 0.20
Number of shares issued | shares													27,000,000.0	30,000,000.0
Number of common stock exchanged | shares									50,000,000.0
Stock issued during period, value, new issues														$ 3,000,000.0
Stock Purchase and Share Subscription Agreement [Member] | Mr Chan [Member]
Related Party Transaction [Line Items]
Investments									$ 3,000,000					3,000,000.0
Stock Purchase and Share Subscription Agreement [Member] | Mr Chan [Member] | Common Class A [Member]
Related Party Transaction [Line Items]
Number of common stock issued														$ 30,000,000.0
Warrant purchase, additional shares | shares														10,000,000.0
Warrants, exercise price | $ / shares														$ 0.20
Number of shares issued | shares														30,000,000.0
Number of common stock exchanged | shares														30,000,000.0
Security Purchase Agreement [Member] | Decentralized Sharing Systems Inc [Member]
Related Party Transaction [Line Items]
Principal amount		$ 27,000,000.0	$ 27,000,000.0
Common stock isssued for payment of interest | shares																				12,000,000		12,000,000
Deemed dividend																				$ 1,080,000		$ 1,080,000
Warrants shares | shares		818,181,819	818,181,819	150,000,000								150,000,000	150,000,000
Common stock, par or stated value per share | $ / shares		$ 0.033	$ 0.033	$ 0.22								$ 0.22	$ 0.22
Proceeds from loan originations			$ 27,000,000.0	$ 30,000,000.0									$ 30,000,000.0
Debt instrument percentage				8.00%								8.00%	8.00%
Proceeds from loan				$ 15,000,000.0									$ 15,000,000.0
Security Purchase Agreement [Member] | Decentralized Sharing Systems Inc [Member] | 2022 Notes [Member]
Related Party Transaction [Line Items]
Debt instrument percentage		8.00%	8.00%
Conversion of debt into stock | shares			818,181,819
Security Purchase Agreement [Member] | Decentralized Sharing Systems Inc [Member]
Related Party Transaction [Line Items]
Common stock isssued for payment of interest | shares				12,000,000.0								12,000,000.0
Business Consulting Agreement [Member]
Related Party Transaction [Line Items]
Warrant purchase, additional shares | shares							50,000,000.0	50,000,000.0
Warrants, exercise price | $ / shares								$ 0.0001																		$ 0.0001
Due to Related Parties, Current								$ 60,000
Business Consulting Agreement [Member] | American Premimum Water Corporation [Member]
Related Party Transaction [Line Items]
Monthly payaments											$ 4,166
Business Consulting Agreement [Member] | Common Class A [Member]
Related Party Transaction [Line Items]
Number of shares issued | shares							50,000,000.0	50,000,000.0
Consulting Agreement [Member]
Related Party Transaction [Line Items]
Share price | $ / shares								$ 0.07
Fair Value Adjustment of Warrants								$ 3,500,000
Consulting expense																		$ 1,100,000	$ 766,415	2,100,000
Advisory Agreement [Member] | HWH World Inc [Member]
Related Party Transaction [Line Items]
Professional Fees										$ 10,000
Consulting income																						76,700
Sub Lease Agreement [Member]
Related Party Transaction [Line Items]
Rent expenses																		$ 25,081		$ 50,179		$ 105,105
Sub Lease Agreement [Member] | Investment [Member]
Related Party Transaction [Line Items]
Ownership, percentage						10.00%													10.00%			10.00%
Sub Lease Agreement [Member] | Alchemist Holdings LLC [Member]
Related Party Transaction [Line Items]
Ownership, percentage																		10.00%		10.00%
Confidential Settlement Agreement [Member]
Related Party Transaction [Line Items]
Shares issued, price per share | $ / shares																									$ 0.25
Sale of stock, shares issued | shares					26,091,136
One time payment					$ 1,043,645
Co Founders Agreement [Member]
Related Party Transaction [Line Items]
Settlement liabilities						$ 715,596										$ 2,000,000.0			$ 715,596			$ 715,596
Repurchase of common stock																				$ 626,187
Liability recovery amount																				$ 324,230